Average Annual Total Returns - Invesco VI American Value Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Mid-Cap Value Funds Index 1 Year	Lipper VUF Mid-Cap Value Funds Index 5 Years	Lipper VUF Mid-Cap Value Funds Index 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jan. 02, 1997	1.12%	7.00%	8.32%	May 05, 2003	0.86%	6.73%	8.07%	4.96%	9.73%	10.49%	1.61%	8.13%	8.87%	18.40%	15.22%	13.88%